Schedule of deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward	¥ 28,642	¥ 28,656
Allowance of credit losses	4,190	3,803
Gross deferred assets	32,832	32,459
Less: Valuation allowance	(13,032)	(10,189)	¥ (3,029)
Total deferred tax assets, net	¥ 19,800	¥ 22,270